Disaggregation of revenue	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disaggregation of revenue	Disaggregation of revenue:
The Corporation's operations and main revenue streams are the same as those described in note 4. The Corporation's revenue is derived from contracts with customers.
23. Disaggregation of revenue (cont'd):
In the following table, revenue is disaggregated by geographical market, by market application, and by timing of revenue recognition.

	December 31,	December 31,
	2023	2022
Geographical markets
China	$11,980	$9,127
Europe	48,958	38,444
North America	37,736	28,572
Other	3,694	5,717
	$102,368	$81,860
Application
Bus	$29,265	$24,917
Truck	10,961	11,472
Rail	19,100	5,106
Marine	7,331	2,184
HD Mobility subtotal	66,657	43,679
Stationary	21,707	18,872
Emerging Markets and Other	14,004	19,309
	$102,368	$81,860
Timing of revenue recognition
Products transferred at a point in time	$78,769	$52,749
Products and services transferred over time	23,599	29,111
	$102,368	$81,860